Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Components of income tax (expense) / credit
	Year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Current taxes (expense )
Hong Kong profits tax and the PRC EIT	(57)	(4)	-

Income tax expense	(57)	(4)	-

Deferred tax credit / (expenses)
Hong Kong and the PRC	147	(92)	(37)

Total deferred tax credit / (expenses)	147	(92)	(37)

Total credit / (expense)	90	(96)	(37)

Reconciling items from income tax
	Year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000

Income / (loss) before income taxes	1,276	498	(173)

Computed tax using respective companies’ statutory tax rates	158	133	69
Change in valuation allowances	349	48	30
Under-provision for income taxes in prior years	(12)	-	(5)
Non-deductible expenses	(405)	(277)	(131)

Income taxes credit / (expense) at effective tax rate	90	(96)	(37)

Components of deferred tax assets
	December 31,
	2021	2020
	US$’000	US$’000

Tax losses	614	901
Temporary differences	(3)	(5)
Less: Valuation allowances	(469)	(901)

Net deferred tax assets / (liabilities)	142	(5)

ZHEJIANG TIANLAN
Components of income tax (expense) / credit
	Year ended December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000

Current tax (credit)/expense
PRC EIT	(32)	757	28

Income tax (credit)/expense	(32)	757	28

Deferred tax (credit)/expense	(666)	1,101	268

Total deferred tax (credit)/expense	(666)	1,101	268

Total (credit)/expense	(698)	1,858	296

Reconciling items from income tax
	Year ended December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000

Income before income tax	12,880	15,358	4,654
Computed tax using respective companies’ statutory tax rates	1,932	2,304	642
(Over)-provision for income tax in prior years	(39)	(48)	-
Temporary differences	401	182	202
Tax effect of expenses not deductible for tax purposes	286	2,306	693
Tax effect of special deduction for research and development costs	(3,263)	(3,001)	(2,103)
Others	(15)	115	862
Income taxes (credit)/expense at effective tax rate	(698)	1,858	296

Components of deferred tax assets
	December 31,
	2021	2020
	RMB’000	RMB’000

Allowance for doubtful accounts	6,188	6,184
Deferred government grant	583	750
Impairment losses on assets	6,940	6,705
Tax losses	594	-

Total deferred tax assets	14,305	13,639